Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 7
Entity Central Index Key	0000803191
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
PGIM JENNISON VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class A
Trading Symbol	PBEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class A	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
WHAT
AFFECTED THE FUND’S
PERFORMANCE
DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, growth outperformed value during the period.
■
Positions within the industrials sector (driven by aerospace & defense and building products), information technology sector (led by semiconductors and software), and energy sector (oil, gas & consumable fuels) added the most to the Fund’s performance relative to the
Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the health care sector (led by pharmaceuticals) and financials sector (primarily banks) detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.20%	13.00%	9.21%
Class A without sales charges	11.32%	14.28%	9.83%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares .
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 667,951,893
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,720,674
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 667,951,893
Number of fund holdings	64
Total advisory fees paid for the year	$ 2,720,674
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Banks	12.2%
Oil, Gas & Consumable Fuels	8.8%
Aerospace & Defense	7.8%
Multi-Utilities	5.5%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.1%
Software	4.2%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.0%
Pharmaceuticals	3.9%
Capital Markets	3.7%
Interactive Media & Services	3.4%
Consumer Staples Distribution & Retail	3.3%
Chemicals	3.2%
Communications Equipment	2.5%
Machinery	2.4%
Entertainment	2.2%
Automobiles	1.8%
Building Products	1.8%
Industrial Conglomerates	1.7%
Industry Classification	% of Net Assets
Residential REITs	1.7%
Broadline Retail	1.5%
Household Durables	1.5%
Hotels, Restaurants & Leisure	1.5%
Biotechnology	1.5%
Specialized REITs	1.5%
Personal Care Products	1.4%
Ground Transportation	1.4%
Specialty Retail	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Trading Companies & Distributors	1.1%
Industrial REITs	1.1%
Beverages	1.1%
Health Care Equipment & Supplies	0.9%
Health Care Providers & Services	0.9%
Electric Utilities	0.7%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

PGIM JENNISON VALUE FUND CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class C
Trading Symbol	PEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class C	$192	1.83%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
WHAT
AFFECTED
THE
FUND
’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, growth outperformed value during the period.
■
Positions within the industrials sector (driven by aerospace & defense and building products), information technology sector (led by semiconductors and software), and energy sector (oil, gas & consumable fuels) added the most to the Fund’s performance relative to the
Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the health care sector (led by pharmaceuticals) and financials sector (primarily banks) detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	9.27%	13.05%	8.76%
Class C without sales charges	10.27%	13.05%	8.76%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 667,951,893
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,720,674
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 667,951,893
Number of fund holdings	64
Total advisory fees paid for the year	$ 2,720,674
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Banks	12.2%
Oil, Gas & Consumable Fuels	8.8%
Aerospace & Defense	7.8%
Multi-Utilities	5.5%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.1%
Software	4.2%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.0%
Pharmaceuticals	3.9%
Capital Markets	3.7%
Interactive Media & Services	3.4%
Consumer Staples Distribution & Retail	3.3%
Chemicals	3.2%
Communications Equipment	2.5%
Machinery	2.4%
Entertainment	2.2%
Automobiles	1.8%
Building Products	1.8%
Industrial Conglomerates	1.7%
Industry Classification	% of Net Assets
Residential REITs	1.7%
Broadline Retail	1.5%
Household Durables	1.5%
Hotels, Restaurants & Leisure	1.5%
Biotechnology	1.5%
Specialized REITs	1.5%
Personal Care Products	1.4%
Ground Transportation	1.4%
Specialty Retail	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Trading Companies & Distributors	1.1%
Industrial REITs	1.1%
Beverages	1.1%
Health Care Equipment & Supplies	0.9%
Health Care Providers & Services	0.9%
Electric Utilities	0.7%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

PGIM JENNISON VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class R
Trading Symbol	JDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R	$126	1.19%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, growth outperformed value during the period.
■
Positions within the industrials sector (driven by aerospace & defense and building products), information technology sector (led by semiconductors and software), and energy sector (oil, gas & consumable fuels) added the most to the Fund’s performance relative to the
Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the health care sector (led by pharmaceuticals) and financials sector (primarily banks) detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	10.99%	13.93%	9.48%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 667,951,893
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,720,674
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 667,951,893
Number of fund holdings	64
Total advisory fees paid for the year	$ 2,720,674
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 8/31/2025?

Industry Classification	% of Net Assets
Banks	12.2%
Oil, Gas & Consumable Fuels	8.8%
Aerospace & Defense	7.8%
Multi-Utilities	5.5%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.1%
Software	4.2%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.0%
Pharmaceuticals	3.9%
Capital Markets	3.7%
Interactive Media & Services	3.4%
Consumer Staples Distribution & Retail	3.3%
Chemicals	3.2%
Communications Equipment	2.5%
Machinery	2.4%
Entertainment	2.2%
Automobiles	1.8%
Building Products	1.8%
Industrial Conglomerates	1.7%
Industry Classification	% of Net Assets
Residential REITs	1.7%
Broadline Retail	1.5%
Household Durables	1.5%
Hotels, Restaurants & Leisure	1.5%
Biotechnology	1.5%
Specialized REITs	1.5%
Personal Care Products	1.4%
Ground Transportation	1.4%
Specialty Retail	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Trading Companies & Distributors	1.1%
Industrial REITs	1.1%
Beverages	1.1%
Health Care Equipment & Supplies	0.9%
Health Care Providers & Services	0.9%
Electric Utilities	0.7%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

PGIM JENNISON VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class Z
Trading Symbol	PEIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class Z	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, growth outperformed value during the period.
■
Positions within the industrials sector (driven by aerospace & defense and building products), information technology sector (led by semiconductors and software), and energy sector (oil, gas & consumable fuels) added the most to the Fund’s performance relative to the
Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the health care sector (led by pharmaceuticals) and financials sector (primarily banks) detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	11.63%	14.60%	10.14%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 667,951,893
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,720,674
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 667,951,893
Number of fund holdings	64
Total advisory fees paid for the year	$ 2,720,674
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 8/31/2025?

Industry Classification	% of Net Assets
Banks	12.2%
Oil, Gas & Consumable Fuels	8.8%
Aerospace & Defense	7.8%
Multi-Utilities	5.5%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.1%
Software	4.2%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.0%
Pharmaceuticals	3.9%
Capital Markets	3.7%
Interactive Media & Services	3.4%
Consumer Staples Distribution & Retail	3.3%
Chemicals	3.2%
Communications Equipment	2.5%
Machinery	2.4%
Entertainment	2.2%
Automobiles	1.8%
Building Products	1.8%
Industrial Conglomerates	1.7%
Industry Classification	% of Net Assets
Residential REITs	1.7%
Broadline Retail	1.5%
Household Durables	1.5%
Hotels, Restaurants & Leisure	1.5%
Biotechnology	1.5%
Specialized REITs	1.5%
Personal Care Products	1.4%
Ground Transportation	1.4%
Specialty Retail	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Trading Companies & Distributors	1.1%
Industrial REITs	1.1%
Beverages	1.1%
Health Care Equipment & Supplies	0.9%
Health Care Providers & Services	0.9%
Electric Utilities	0.7%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%

PGIM JENNISON VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class R6
Trading Symbol	PJVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R6	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence (AI) model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, growth outperformed value during the period.
■
Positions within the industrials sector (driven by aerospace & defense and building products), information technology sector (led by semiconductors and software), and energy sector (oil, gas & consumable fuels) added the most to the Fund’s performance relative to the
Russell 1000 Value Index (the “Index”).
■
Conversely, positions within the health care sector (led by pharmaceuticals) and financials sector (primarily banks) detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	11.72%	14.74%	10.28%
S&P 500 Index	15.88%	14.74%	14.60%
Russell 1000 Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 667,951,893
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,720,674
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 667,951,893
Number of fund holdings	64
Total advisory fees paid for the year	$ 2,720,674
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT
ARE
SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Banks	12.2%
Oil, Gas & Consumable Fuels	8.8%
Aerospace & Defense	7.8%
Multi-Utilities	5.5%
Insurance	5.2%
Semiconductors & Semiconductor Equipment	5.1%
Software	4.2%
Affiliated Mutual Fund - Short-Term Investment (3.0% represents investments purchased with collateral from securities on loan)	4.0%
Pharmaceuticals	3.9%
Capital Markets	3.7%
Interactive Media & Services	3.4%
Consumer Staples Distribution & Retail	3.3%
Chemicals	3.2%
Communications Equipment	2.5%
Machinery	2.4%
Entertainment	2.2%
Automobiles	1.8%
Building Products	1.8%
Industrial Conglomerates	1.7%
Industry Classification	% of Net Assets
Residential REITs	1.7%
Broadline Retail	1.5%
Household Durables	1.5%
Hotels, Restaurants & Leisure	1.5%
Biotechnology	1.5%
Specialized REITs	1.5%
Personal Care Products	1.4%
Ground Transportation	1.4%
Specialty Retail	1.3%
Technology Hardware, Storage & Peripherals	1.2%
Trading Companies & Distributors	1.1%
Industrial REITs	1.1%
Beverages	1.1%
Health Care Equipment & Supplies	0.9%
Health Care Providers & Services	0.9%
Electric Utilities	0.7%
103.0%
Liabilities in excess of other assets	(3.0)%
100.0%